CASH AND BANK BALANCES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 2,328	¥ 110	¥ 514	¥ 61,155
Renminbi
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	171	105
Hong Kong dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	6	0
US dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 2,151	¥ 5